Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting Information
Total assets	SFr 804,003	SFr 803,931
Total assets of non-consolidated affiliate entities	27,844	27,600
Adjustments
Segment Reporting Information
Total assets	37,246	47,747
Swiss Universal Bank
Segment Reporting Information
Total assets	224,866	220,359
International Wealth Management
Segment Reporting Information
Total assets	90,156	96,085
Asia Pacific
Segment Reporting Information
Total assets	92,194	85,929
Global Markets
Segment Reporting Information
Total assets	239,419	234,276
Investment Banking & Capital Markets
Segment Reporting Information
Total assets	22,064	18,712
Strategic Resolution Unit
Segment Reporting Information
Total assets	SFr 98,058	SFr 100,823